IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 3,423	$ 3,344
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,913
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	569
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	546
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	297
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	98
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	381	145
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	73
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	297
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	11
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	155	172
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	124
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	22
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	271	237
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	238
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	33
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	241	251
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	208
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	32
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	160	201
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	159
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	506	527
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	486
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	17
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	651	705
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	546
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	92
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	13
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,058	$ 1,106
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	79
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	460
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 519